Wireless Fund
480 N. Magnolia Ave., Suite 103
El Cajon, CA 92020


August 1, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Wireless Fund (the "Registrant")
     File Nos. 333-94671 and 811-09781


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 2, which was filed with the Commission on July 30, 2002, and (ii) that Post-Effective Amendment No. 2 has been filed electronically with the Commission.




Very truly yours,


By: /s/ Ross C. Provence
    --------------------
    Ross C. Provence
    President